Additional Information: Condensed Financial Statements Of The Company	12 Months Ended
Dec. 31, 2016
Additional Information: Condensed Financial Statements Of The Company
Additional Information: Condensed Financial Statements Of The Company

32. Additional Information: Condensed Financial Statements of the Company

Regulation S‑X requires condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company’s investments in its subsidiaries are accounted for under the equity method of accounting. Such investments are presented on separate condensed balance sheets of the Company as “Investments in subsidiaries” and the Company’s shares of the profit or loss of subsidiaries are presented as “Equity in earnings of subsidiaries, net of tax” in the separate condensed statements of operations. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this condensed financial information of the parent company, the Company has continued to reflect its share, based on its proportionate interest, of the losses of a subsidiary regardless of the carrying value of the investment even though the Company is not legally obligated to provide continuing support or fund losses.

The Company’s subsidiaries did not pay any dividends to the Company for the periods presented except for Hutchison Chinese Medicine Holding Limited and Hutchison Chinese Medicine (Shanghai) Investment Limited. Hutchison Chinese Medicine Holding Limited declared dividends of nil, US$1,923,000 and US$2,564,000 during the years ended December 31, 2016, 2015 and 2014 respectively. Hutchison Chinese Medicine (Shanghai) Investment Limited declared dividends of US$12,115,000 and US$2,949,000 and US$15,385,000 during the years ended December 31, 2016, 2015 and 2014 respectively. These dividends were settled by off‑setting against amounts due to the same subsidiaries.

Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

Condensed Balance Sheets

(in US$’000)

	December 31,
	2016	2015
Assets
Current assets
Cash and cash equivalents	98	1
Prepayments	82	19
Amounts due from subsidiaries	61,711	—
Amounts due from related parties	76	76
Total current assets	61,967	96
Investments in subsidiaries	125,546	93,396
Deferred costs for initial public offering in the United States	—	4,446
Total assets	187,513	97,938
Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	2,148	5,224
Amounts due to subsidiaries	—	9,029
Amounts due to immediate holding company	596	329
Amount due to a related party	6	—
Total current liabilities	2,750	14,582
Other deferred income	493	—
Total liabilities	3,243	14,582
Company’s shareholders’ equity
Ordinary share; $1.00 par value; 75,000,000 shares authorized; 60,705,823 and 56,533,118 shares issued at December 31, 2016 and 2015	60,706	56,533
Other shareholders’ equity	123,564	26,823
Total Company’s shareholders’ equity	184,270	83,356
Total liabilities and shareholders’ equity	187,513	97,938

Condensed Statements of Operations

(in US$’000)

	Year Ended December 31,
	2016	2015	2014
Operating expenses
Administrative expenses	(5,072)	(4,658)	(1,146)
Other income/(expense)
Interest expense	(6)	(4)	(3)
Other income/(expense)	101	(7)	(98)
Total other income/(expense)	95	(11)	(101)
Income tax expenses	(230)	—	—
Equity in earnings of subsidiaries, net of tax	16,905	12,662	(6,059)
Net income/(loss)	11,698	7,993	(7,306)

Condensed Statements of Comprehensive Income/(loss)

(in US$’000)

	Year Ended December 31,
	2016	2015	2014
Net income/(loss)	11,698	7,993	(7,306)
Other comprehensive loss
Foreign currency translation loss	(9,290)	(4,855)	(2,436)
Total comprehensive income/(loss)	2,408	3,138	(9,742)

Condensed Statements of Cash Flows

(in US$’000)

	Year Ended December 31,
	2016	2015	2014
Operating activities
Net income/(loss)	11,698	7,993	(7,306)
Adjustments to reconcile net income/(loss) to net cash used in operating activities
Equity in earnings of subsidiaries, net of tax	(16,905)	(12,662)	6,059
Loss on dilution of interest in a subsidiary	—	3	98
Changes in operating assets and liabilities
Prepayments	(63)	(18)	(1)
Other deferred income	493	—	—
Amounts due to a related party	6	—	—
Amounts due from/to subsidiaries	(92,418)	3,171	1,379
Other payables and accruals	(235)	1,425	(318)
Amounts due to immediate holding company	267	88	89
Net cash used in operating activities	(97,157)	—	—
Financing activities
Proceeds from issuance of ordinary shares	110,160	—	—
Payment of issuance costs	(12,906)	—	—
Net cash from financing activities	97,254	—	—
Net increase in cash and cash equivalents	97	—	—
Cash and cash equivalents at beginning of year	1	1	1
Cash and cash equivalents at end of year	98	1	1